Annual Total Returns [BarChart] - LVIP SSGA Moderate Index Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(0.23%)
2012	11.70%
2013	12.47%
2014	4.41%
2015	(1.48%)
2016	6.65%
2017	14.55%
2018	(6.27%)
2019	18.24%
2020	13.83%